Investment in associate company (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) Vessel	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of subsidiaries [line items]
Investment in associate company	$ 5,406	$ 5,233
Share of Profit of the Associate Using in Equity Method [Abstract]
Profit after taxation	1,278	1,193	$ 852
Other comprehensive income for the year, net of tax	(74)	104
Total comprehensive income for the year	$ 1,204	$ 1,297
Goodwood Ship Management Pte. Ltd. [Member]
Disclosure of subsidiaries [line items]
Number of vessels in associates | Vessel	24
Details of Associates [Abstract]
Name of associate	Goodwood Ship Management Pte. Ltd.
Principal activities	Ship management
Place of incorporation and business	Singapore
Effective equity interest	50.00%	50.00%